FPA CRESCENT FUND

PORTFOLIO OF INVESTMENTS

September 30, 2019

(Unaudited)

	Shares	Fair Value
COMMON STOCKS
INTERNET MEDIA — 9.8%
Alphabet, Inc. (Class A)(a)	243,769	$297,676,077
Alphabet, Inc. (Class C)(a)	245,340	299,069,460
Baidu, Inc. (ADR) (China)(a)	1,791,516	184,096,184
Facebook, Inc. (Class A)(a)(b)	1,626,291	289,609,901
Naspers, Ltd. (N Shares) (South Africa)	1,424,355	215,660,450
NAVER Corp. (South Korea)	560,426	73,508,382
		$1,359,620,454
AIRCRAFT & PARTS — 6.8%
Arconic, Inc.(b)	17,971,501	$467,259,026
Meggitt plc (Britain)	20,798,356	162,248,024
United Technologies Corp.(b)	2,235,976	305,255,443
		$934,762,493
DIVERSIFIED BANKS — 5.7%
Bank of America Corp.(b)	10,602,831	$309,284,580
Citigroup, Inc.	5,072,088	350,379,839
Royal Bank of Scotland Group plc (Britain)	49,922,150	127,245,914
		$786,910,333
SEMICONDUCTOR DEVICES — 4.9%
Analog Devices, Inc.	3,098,009	$346,140,546
Broadcom, Inc.(b)	1,181,317	326,126,184
		$672,266,730
BANKS — 4.8%
CIT Group, Inc.(b)(c)	7,290,114	$330,315,065
Signature Bank	731,980	87,266,656
Wells Fargo & Co.	4,799,137	242,068,470
		$659,650,191
CABLE & SATELLITE — 4.4%
Charter Communications, Inc. (Class A)(a)(b)	685,936	$282,687,944
Comcast Corp. (Class A)(b)	7,107,084	320,387,347
		$603,075,291
P&C INSURANCE — 3.9%
American International Group, Inc.(b)	9,742,323	$542,647,391

CEMENT & AGGREGATES — 3.5%
HeidelbergCement AG (Germany)	2,947,784	$212,977,220
LafargeHolcim Ltd. (Switzerland)(a)	5,575,771	274,571,752
		$487,548,972
INVESTMENT COMPANIES — 2.6%
Groupe Bruxelles Lambert SA (Belgium)	2,722,644	$261,341,781
Prosus NV (Netherlands)(a)	1,424,355	104,559,272
		$365,901,053
INSTITUTIONAL BROKERAGE — 2.2%
Jefferies Financial Group, Inc.(b)(c)	16,334,640	$300,557,376

	Shares	Fair Value
COMMON STOCKS - Continued
ELECTRICAL COMPONENTS — 1.9%
TE Connectivity, Ltd. (Switzerland)	2,878,412	$268,210,430

INFRASTRUCTURE SOFTWARE — 1.8%
Microsoft Corp.(b)	1,752,735	$243,682,747

MIDSTREAM - OIL & GAS — 1.6%
Kinder Morgan, Inc.(b)	10,968,515	$226,061,094

WEALTH MANAGEMENT — 1.4%
LPL Financial Holdings, Inc.	2,326,364	$190,529,212

CONSUMER FINANCE — 1.2%
Ally Financial, Inc.	5,018,300	$166,406,828

INSURANCE BROKERS — 1.2%
Aon plc (Britain)	857,363	$165,959,756

E-COMMERCE DISCRETIONARY — 1.2%
JD.com, Inc. (ADR) (China)(a)	5,731,482	$161,685,107

MINING SERVICES — 1.0%
Glencore plc (Switzerland)(a)	47,823,680	$144,118,916

COMPUTER HARDWARE & STORAGE — 1.0%
Dell Technologies (C Shares)(a)	2,722,000	$141,162,920

SPECIALTY CHEMICALS — 1.0%
Univar, Inc.(a)	6,575,060	$136,498,246

GENERIC PHARMACEUTICALS — 0.9%
Mylan NV(a)	6,262,230	$123,866,909

CONTAINERS & PACKAGING — 0.7%
Owens-Illinois, Inc.(c)	9,007,760	$92,509,695

HOME IMPROVEMENT — 0.6%
Mohawk Industries, Inc.(a)(b)	697,373	$86,523,068

MEDICAL EQUIPMENT — 0.6%
Olympus Corp. (Japan)	6,219,900	$84,266,520

APPLICATION SOFTWARE — 0.6%
Nexon Co. Ltd. (Japan)(a)	6,340,900	$77,043,027

	Shares	Fair Value
COMMON STOCKS - Continued
FOOD & DRUG STORES — 0.4%
Jardine Strategic Holdings, Ltd. (Hong Kong)	2,042,860	$61,104,870

MARINE SHIPPING — 0.3%
Sound Holding FP (Luxembourg)(a)(c)(d)(e)(f)	1,146,250	$39,690,152

INTEGRATED UTILITIES — 0.3%
PG&E Corp.(a)	3,585,220	$35,852,200

CHEMICALS — 0.2%
Cabot Corp.	600,021	$27,192,952

HOUSEHOLD PRODUCTS — 0.2%
Spectrum Brands Holdings, Inc.	408,366	$21,529,055

TOTAL COMMON STOCKS — 66.7% (Cost $7,247,972,676)		$9,206,833,988

CLOSED END FUND — 0.7%
Altaba, Inc.(a)(Cost: $0)	4,756,180	$92,650,387

LIMITED PARTNERSHIPS
GACP II LP(d)(e)(f)	889,294	$70,613,412
FPS LLC(c)(d)(e)(f)	784,864	70,217,927
U.S. Farming Realty Trust, L.P.(c)(d)(e)(f)	350,000	32,244,959
U.S. Farming Realty Trust II, L.P.(d)(e)(f)	120,000	10,753,822

TOTAL LIMITED PARTNERSHIPS — 1.3% (Cost $170,871,656)		$183,830,120

PREFERRED STOCKS
AUTOMOBILES — 0.7%
Porsche Automobil Holding SE (Germany)	1,539,070	$99,773,087

INDUSTRIALS — 0.2%
General Electric Co., VRN(g)	28,026,000	$26,613,134

TOTAL PREFERRED STOCKS — 0.9% (Cost $110,166,595)		$126,386,221

WARRANTS
MORTGAGE FINANCE — 0.0%
Ditech Holding Corp.(a)	430,887	$388
Ditech Holding Corp.(a)	341,900	1,709
		$2,097

TOTAL WARRANTS — 0.0% (Cost $0)		$2,097

CONVERTIBLE PREFERRED STOCK — 0.0%
MORTGAGE FINANCE — 0.0%
Ditech Holding Corp.(Cost: $16,018,470)	9,950	$995

	Principal Amount	Fair Value
BONDS & DEBENTURES

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.0%
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 0.0%
Stanwich Mortgage Loan Trust Series 2012-2 A — 0.00% 3/15/2047(d)(f)(g)(h) (Cost: $17,495)	$45,438	$19,311

ASSET-BACKED SECURITIES
OTHER — 0.3%
Kamsarmax Shipping — 11.00% 12/31/2019(d)(e)(f)	$7,150,540	$7,150,540
Northern Shipping — 7.80% 12/24/2019(d)(e)(f)	29,560,553	29,560,553
		$36,711,093

TOTAL ASSET-BACKED SECURITIES — 0.3% (Cost $36,711,093)		$36,711,093

CORPORATE BONDS & NOTES
ENERGY — 0.2%
California Resources Corp. — 6.00% 11/15/2024	$2,171,000	$822,266
California Resources Corp. 2nd Lien — 8.00% 12/15/2022(h)	35,750,000	17,841,038
		$18,663,304
INDUSTRIAL — 0.5%
Bombardier, Inc. — 7.45% 5/1/2034(h)	$5,800,000	$5,611,500
Bombardier, Inc. — 7.50% 3/15/2025(h)	66,677,000	66,510,307
		$72,121,807

TOTAL CORPORATE BONDS & NOTES — 0.7% (Cost $88,273,573)		$90,785,111

CORPORATE BANK DEBT
Barneys New York Inc., 1M USD LIBOR + 8.000% — 10.100% 3/31/2020(d)(e)(f)(g)	$33,450,917	$33,185,919
Dell International LLC Term Loan B, 1M USD LIBOR + 2.000% — 4.042% 9/19/2025(e)(g)	6,017,000	6,042,933
Gray Television, Inc. Term Loan, 1M USD LIBOR + 2.250% — 4.582% 2/7/2024(e)(g)	21,837,000	21,837,000
Gray Television, Inc. Term Loan C, 3M USD LIBOR + 2.500% — 4.832% 1/2/2026(e)(g)	14,206,216	14,250,682
Hall of Fame TL, 3M USD LIBOR + 11.000% — 15.080% 5/15/2020(d)(e)(f)(g)	10,305,271	10,305,271
McDermott Technology Americas, Inc. / McDermott Technology US, Inc., 1M USD LIBOR + 4.250% — 6.350% 5/4/2023(e)(g)	18,696,070	11,544,823
McDermott Technology Americas, Inc. / McDermott Technology US, Inc., 1M USD LIBOR + 5.000% — 7.176% 5/9/2025(e)(g)	50,746,000	32,096,845
MEC Filo TL 1, 3M USD LIBOR + 9.000% — 11.332% 2/12/2021(d)(e)(f)(g)	19,202,100	19,202,100
Western Digital Corp. Term Loan B 4, 1M USD LIBOR + 1.750% — 3.862% 4/29/2023(e)(g)	33,325,000	33,200,031

TOTAL CORPORATE BANK DEBT — 1.3% (Cost $182,801,204)		$181,665,604

MUNICIPALS
Commonwealth of Puerto Rico GO, Series 2014 A, (SER A), — 8.00% 7/1/2035	$111,230,000	$66,877,037
Puerto Rico Commonwealth Aqueduct & Sewer Authority Rev., Series 2012 A, (SR LIEN-SER A), — 5.00% 7/1/2021	7,070,000	7,352,800

	Principal Amount	Fair Value
BONDS & DEBENTURES - Continued

Puerto Rico Commonwealth Aqueduct & Sewer Authority Rev., Series 2012 A, (SR LIEN-SER A), — 5.00% 7/1/2022	$3,883,000	$4,067,443
Puerto Rico Commonwealth Aqueduct & Sewer Authority Rev., Series 2012 A, (SR LIEN-SER A), — 5.00% 7/1/2033	25,194,000	26,233,252
Puerto Rico Commonwealth Aqueduct & Sewer Authority Rev., Series 2012 A, (SR LIEN-SER A), — 5.125% 7/1/2037	14,598,000	15,236,662
Puerto Rico Commonwealth Aqueduct & Sewer Authority Rev., Series 2012 A, (SR LIEN-SER A), — 5.25% 7/1/2029	9,753,000	10,228,459
Puerto Rico Commonwealth Aqueduct & Sewer Authority Rev., Series 2012 A, (SR LIEN-SER A), — 5.25% 7/1/2042	93,814,000	98,152,897
Puerto Rico Commonwealth Aqueduct & Sewer Authority Rev., Series 2012 A, (SR LIEN-SER A), — 5.75% 7/1/2037	16,607,000	17,582,661
Puerto Rico Commonwealth Aqueduct & Sewer Authority Rev., Series 2012 A, (SR LIEN-SER A), — 6.00% 7/1/2047	14,655,000	15,552,619
Puerto Rico Public Buildings Authority Rev., Series 2012 U, (REF-GOVT FACS-SER U), — 5.25% 7/1/2042	54,920,000	41,395,950
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. Rev., (CABS-RESTRUCTURED-SER A-1), — 0.00% 7/1/2024(i)	2,175,000	1,897,970
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. Rev., (CABS-RESTRUCTURED-SER A-1), — 0.00% 7/1/2027(i)	4,153,000	3,304,957
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. Rev., (CABS-RESTRUCTURED-SER A-1), — 0.00% 7/1/2029(i)	4,047,000	3,003,562
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. Rev., (CABS-RESTRUCTURED-SER A-1), — 0.00% 7/1/2031(i)	5,216,000	3,588,712
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. Rev., (CABS-RESTRUCTURED-SER A-1), — 0.00% 7/1/2033(i)	5,871,000	3,695,912
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. Rev., (CABS-RESTRUCTURED-SER A-1), — 0.00% 7/1/2046(i)	55,871,000	14,815,872
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. Rev., (CABS-RESTRUCTURED-SER A-1), — 0.00% 7/1/2051(i)	45,515,000	8,822,628
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. Rev., (RESTRUCTURED-SER A-2), — 4.329% 7/1/2040	22,112,000	22,443,238
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. Rev., (RESTRUCTURED-SER A-1), — 4.50% 7/1/2034	4,298,000	4,591,296
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. Rev., (RESTRUCTURED-SER A-2), — 4.536% 7/1/2053	662,000	675,240
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. Rev., (RESTRUCTURED-SER A-1), — 4.55% 7/1/2040	2,177,000	2,244,618
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. Rev., (RESTRUCTURED-SER A-1), — 4.75% 7/1/2053	15,968,000	16,566,800
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. Rev., (RESTRUCTURED-SER A-2), — 4.784% 7/1/2058	8,865,000	9,198,235
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. Rev., (RESTRUCTURED-SER A-1), — 5.00% 7/1/2058	40,380,000	42,569,404

TOTAL MUNICIPALS — 3.2% (Cost $279,463,594)		$440,098,224

	Principal Amount	Fair Value
BONDS & DEBENTURES - Continued

U.S. TREASURIES
U.S. Treasury Bills — 1.891% 10/10/2019	$160,000,000	$159,929,008
U.S. Treasury Bills — 1.907% 12/5/2019	150,000,000	149,517,945
U.S. Treasury Bills — 2.004% 10/3/2019	140,000,000	139,986,742
U.S. Treasury Notes — 1.00% 10/15/2019	235,000,000	234,889,832
U.S. Treasury Notes — 1.50% 10/31/2019	100,000,000	99,947,270
U.S. Treasury Notes — 3.375% 11/15/2019	230,000,000	230,404,294

TOTAL U.S. TREASURIES — 7.4% (Cost $1,014,472,816)		$1,014,675,091

TOTAL BONDS & DEBENTURES — 12.9% (Cost $1,601,739,775)		$1,763,954,434

TOTAL INVESTMENT SECURITIES — 82.5% (Cost $9,146,769,172)		$11,373,658,242

SHORT-TERM INVESTMENTS
Apple Inc — 2.055% 10/15/2019	$83,000,000	$82,934,799
Chevron Corp.
— 1.932% 11/22/2019	30,000,000	29,917,667
— 1.993% 11/19/2019	100,000,000	99,733,222
— 1.994% 11/21/2019	100,000,000	99,722,333
— 2.004% 10/22/2019	60,000,000	59,931,050
— 2.004% 10/23/2019	60,000,000	59,927,767
— 2.014% 10/21/2019	98,600,000	98,491,540
— 2.024% 10/17/2019	55,000,000	54,951,356
— 2.024% 10/30/2019	50,000,000	49,919,847
— 2.033% 10/7/2019	50,000,000	49,983,333
Coca-Cola Co. (The)
— 1.983% 11/5/2019	50,000,000	49,905,208
— 1.983% 11/6/2019	25,000,000	24,951,250
Exxon Mobil Corp.
— 2.004% 11/25/2019	45,000,000	44,864,563
— 2.054% 11/7/2019	50,000,000	49,896,194
— 2.095% 10/1/2019	90,000,000	90,000,000
General Electric Co.
— 2.228% 10/28/2019	95,000,000	94,843,963
— 2.236% 10/16/2019	50,000,000	49,954,167
— 2.237% 11/8/2019	75,000,000	74,825,833
— 2.238% 10/24/2019	85,000,000	84,880,528
— 2.248% 11/5/2019	75,000,000	74,838,854
— 2.249% 11/26/2019	56,000,000	55,807,484
— 2.249% 11/27/2019	56,000,000	55,804,047
— 2.258% 10/8/2019	64,000,000	63,972,373
— 2.265% 10/17/2019	100,000,000	99,900,889
— 2.268% 11/12/2019	80,000,000	79,791,867
— 2.309% 10/2/2019	70,000,000	69,995,586
Nestle Capital Corp.
— 1.983% 11/1/2019	50,000,000	49,916,042

	Shares or Principal Amount	Fair Value
SHORT-TERM INVESTMENTS - Continued
— 2.024% 11/6/2019	$70,000,000	$69,860,700
— 2.034% 10/18/2019	86,400,000	86,318,400
— 2.034% 10/18/2019	85,000,000	84,919,722
— 2.034% 10/25/2019	65,000,000	64,913,333
Wal-Mart Stores, Inc.
— 2.05% 10/1/2019	25,000,000	25,000,000
— 2.05% 10/1/2019	75,000,000	75,000,000
Walt Disney Co. (The)
— 1.929% 10/10/2019	100,000,000	99,952,500
— 2.03% 10/11/2019	33,000,000	32,981,667
— 2.183% 10/7/2019	20,000,000	19,992,833
State Street Bank Repurchase Agreement — 0.25% 10/1/2019 (Dated 09/30/2019, repurchase price of $62,207,432, collateralized by $62,200,000 principal amount U.S. Treasury Notes — 2.375% 2022, fair value $63,455,196)	62,207,000	62,207,000

TOTAL SHORT-TERM INVESTMENTS — 17.5% (Cost $2,420,807,917)		$2,420,807,917

TOTAL INVESTMENTS — 100.0% (Cost $11,567,577,089)		$13,794,466,159

SECURITIES SOLD SHORT — (10.1)%
COMMON STOCKS SOLD SHORT — (4.7)%
Pennsylvania Real Estate Investment Trust	$(589,420)	$(3,371,482)
SPDR S&P Regional Banking ETF	(8,521,868)	(449,869,412)
Tencent Holdings, Ltd. (China)	(911,600)	(38,130,304)
Utilities Select Sector SPDR Fund	(1,060,170)	(68,635,406)
Volkswagen AG (Preference Shares) (Germany)	(408,519)	(69,483,048)
WW Grainger, Inc.	(70,685)	(21,004,048)
		$(650,493,700)

TOTAL OTHER COMMON STOCKS SOLD SHORT — (4.6)% (j)		$(640,844,466)

TOTAL COMMON STOCKS SOLD SHORT — (9.3)% (Proceeds $1,291,224,997)		$(1,291,338,166)

CORPORATE BONDS & NOTES SOLD SHORT — (0.7)%
Dell International LLC / EMC Corp. — 7.13% 6/15/2024(h)	$(17,417,000)	$(18,383,643)
Gray Television, Inc. — 5.13% 10/15/2024(g)(h)	(21,837,000)	(22,546,703)
Gray Television, Inc. — 5.88% 7/15/2026(g)(h)	(14,242,000)	(14,776,075)
Western Digital Corp. — 4.75% 2/15/2026(g)	(33,325,000)	(34,299,693)

TOTAL CORPORATE BONDS & NOTES SOLD SHORT (Proceeds $88,337,518)		$(90,006,114)

CORPORATE BANK DEBT SOLD SHORT — (0.1)%
McDermott Technology Americas, Inc. / McDermott Technology US, Inc., 1M USD LIBOR + 4.250% — 6.350% 5/4/2023(g) (Proceeds $11,117,980)	$(30,633,930)	$(11,717,478)

TOTAL SECURITIES SOLD SHORT (Proceeds $1,390,680,495)		$(1,393,061,758)
Other Assets and Liabilities, net — 10.1%		$1,397,886,559
NET ASSETS — 100.0% — NOTE 2		$13,799,290,960

(a)	Non-income producing security.
(b)	As of September 30, 2019, investments with a value of $ 3,163,411,600 were fully or partially segregated with the broker(s)/custodian as collateral for open option contracts.
(c)	Affiliated Security.
(d)

These securities have been valued in good faith under policies adopted by authority of the Board of Trustees in accordance with the Fund’s fair value procedures. These securities constituted 2.34% of total net assets at September 30, 2019.

(e)

Restricted securities. These restricted securities constituted 3.87% of total net assets at September 30, 2019, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund’s Board of Trustees.

(f)	Investments categorized as a significant unobservable input (Level 3) (See Note 6 of the Notes to Financial Statements).
(g)

Variable/Floating Rate Security — The rate shown is based on the latest available information as of September 30, 2019. For Corporate Bank Debt, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(h)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(i)	Zero coupon bond. Coupon amount represents effective yield to maturity.
(j)	As permitted by U.S. Securities and Exchange Commission regulations, “Other” Common Stocks include holdings in their first year of acquisition that have not previously been publicly disclosed.

Purchased Options

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counterparty	Notional Amount	Premium	Fair Value
Call — CMS Cap Swap(e)(f)	Receive	Maximum of [0, 10-Year— 2-Year — USD-ISDA Swap Rate — 0.122]	0.12%	6/24/2021	Barclays Bank PLC	$763,000,000	$1,999,060	$1,796,102
Call — CMS Cap Swap(e)(f)	Receive	Maximum of [0, 30-Year— 2-Year — USD-ISDA Swap Rate — 0.162]	0.16%	6/24/2021	Barclays Bank PLC	690,000,000	2,001,000	2,593,710
Call — CMS Cap Swap(e)(f)	Receive	Maximum of [0, 10-Year— 2-Year — USD-ISDA Swap Rate — 0.100]	0.10%	7/8/2021	Barclays Bank PLC	749,000,000	1,999,830	1,876,245
Call — CMS Cap Swap(e)(f)	Receive	Maximum of [0, 30-Year— 2-Year — USD-ISDA Swap Rate — 0.141]	0.14%	7/8/2021	Barclays Bank PLC	658,000,000	2,000,320	2,580,676
Call — CMS Cap Swap(e)(f)	Receive	Maximum of [0, 10-Year— 2-Year — USD-ISDA Swap Rate — 0.198]	0.20%	6/30/2023	Barclays Bank PLC	678,000,000	2,000,100	2,048,238
Call — CMS Cap Swap(e)(f)	Receive	Maximum of [0, 30-Year— 2-Year — USD-ISDA Swap Rate — 0.273]	0.27%	6/30/2023	Barclays Bank PLC	608,000,000	2,000,320	2,520,768
Call — CMS Cap Swap(e)(f)	Receive	Maximum of [0, 10-Year— 2-Year — USD-ISDA Swap Rate — 0.187]	0.19%	7/10/2023	Barclays Bank PLC	658,000,000	2,000,320	2,027,956
Call — CMS Cap Swap(e)(f)	Receive	Maximum of [0, 30-Year— 2-Year — USD-ISDA Swap Rate — 0.269]	0.27%	7/10/2023	Barclays Bank PLC	597,000,000	1,999,950	2,492,475
Call — 30-Year Interest Rate Agreement(e)(f)	Receive	3-Month USD-LIBOR	0.01%	5/22/2020	Barclays Bank PLC	100,000,000	21,930,000	20,160,600
Call — 30-Year Interest Rate Agreement(e)(f)	Receive	3-Month USD-LIBOR	0.01%	7/13/2020	Barclays Bank PLC	90,081,096	18,962,071	17,682,199
Call — CMS Cap Swap(e)(f)	Receive	Maximum of [0, 10-Year— 2-Year — USD-ISDA Swap Rate — 0.143]	0.14%	9/28/2021	Goldman Sachs International	3,345,901,000	8,750,000	7,792,603
Call — CMS Cap Swap(e)(f)	Receive	Maximum of [0, 30-Year— 2-Year — USD-ISDA Swap Rate — 0.182]	0.18%	9/28/2021	Goldman Sachs International	2,805,494,000	8,811,000	11,146,228
Call — 30-Year Interest Rate Swap(e)(f)	Receive	Maximum of [0, 10-Year— 2-Year — USD-ISDA Swap Rate — 0.145]	0.15%	10/4/2021	Morgan Stanley	3,125,230,200	8,281,777	8,400,619
Call — 30-Year Interest Rate Swap(e)(f)	Receive	Maximum of [0, 30-Year— 2-Year — USD-ISDA Swap Rate — 0.190]	0.19%	10/4/2021	Morgan Stanley	2,605,964,690	8,209,344	12,279,306
Call — CMS Cap Swap(e)(f)	Receive	3-Month USD-LIBOR	2.89%	1/11/2029	Morgan Stanley	72,866,628	3,563,250	980,420
Call — 30-Year Interest Rate Agreement(e)(f)	Receive	3-Month USD-LIBOR	0.01%	7/15/2027	Morgan Stanley	89,879,161	18,542,071	15,734,066
							$113,050,413	$112,112,211

Currency Options

Description	Exercise Price	Expiration Date	Counterparty	Notional Amount	Premium	Fair Value
Put — JPY FX(f)	$95.00	3/24/2022	Barclays Bank PLC	$194,350,000	$14,624,838	$17,738,519

Written Options

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counterparty	Notional Amount	Premium	Fair Value
Put — CMS Floor Swap(e)(f)	Pay	3-Month USD-LIBOR	2.55%	1/11/2029	Morgan Stanley	$(72,866,628)	$(3,563,250)	$(7,954,850)

Equity Options

Description	Exercise Price	Expiration Date	Counterparty	Number of Contracts	Notional Amount	Premium	Fair Value
Put — Vmware Inc.(f)	$105	01/21/2022	JP Morgan	12,527	$1,252,700	$16,731,876	13,967,605
Call — Vmware Inc.(f)	200	01/21/2022	JP Morgan	(12,527)	(1,252,700)	(15,820,396)	(15,095,035)
						$911,480	(1,127,430)

Swap Agreements outstanding as of September 30, 2019 were as follows:

Credit Default Swaps on Credit Indices — Buy Protection (1)

Description	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Counterparty	Notional Amount (2)	Value (3)	Premium	Unrealized Appreciation (Depreciation)
CDS USD R V 00MEVENT(f)	Q	1.00%	12/31/2049	Barclays Bank PLC	$2,880,977	$92,112	$99,092	$(6,980)
CDS USD R V 03MEVENT(f)	Q	1.00%	6/20/2024	Goldman Sachs International	14,481,694	404,356	504,149	(99,793)
CDS USD R V 03MEVENT(f)	Q	1.00%	6/20/2024	Morgan Stanley	9,680,066	313,338	355,155	(41,817)
						$809,806	$958,396	$(148,590)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative had the notional amount of the swap agreement been closed/sold as of year-end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

FPA CRESCENT FUND

PORTFOLIO OF INVESTMENTS — RESTRICTED SECURITIES

September 30, 2019

(Unaudited)

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
Barneys New York Inc. — 10.10% 3/31/2020	08/14/2019	$33,185,403	$33,185,919	0.24%
CMS CAP SWAPTION 0.100 JUL21 0.100 CALL Barclays Bank PLC .100% 07/08/2021	07/06/2018	1,999,830	1,876,245	0.01%
CMS CAP SWAPTION 0.122 JUN21 0.122 CALL Barclays Bank PLC .122% 06/24/2021	06/22/2018	1,999,060	1,796,102	0.01%
CMS CAP SWAPTION 0.141 JUL21 0.141 CALL Barclays Bank PLC .141% 07/08/2021	07/06/2018	2,000,320	2,580,676	0.02%
CMS CAP SWAPTION 0.162 JUN21 0.162 CALL Barclays Bank PLC .162% 06/24/2021	06/22/2018	2,001,000	2,593,710	0.02%
CMS CAP SWAPTION 0.187 JUL23 0.187 CALL Barclays Bank PLC .187% 07/10/2023	07/06/2018	2,000,320	2,027,956	0.02%
CMS CAP SWAPTION 0.198 JUN23 0.198 CALL Barclays Bank PLC .198% 06/30/2023	06/28/2018	2,000,100	2,048,238	0.02%
CMS CAP SWAPTION 0.269 JUL23 0.269 CALL Barclays Bank PLC .269% 07/10/2023	07/06/2018	1,999,950	2,492,475	0.02%
CMS CAP SWAPTION 0.273 JUN23 0.273 CALL Barclays Bank PLC .273% 06/30/2023	06/28/2018	2,000,320	2,520,768	0.02%
CMS ENERGY CORP 0.143 OCT20 0.143 CALL Goldman Sachs International .143% 09/28/2021	09/28/2018	8,750,000	7,792,603	0.06%
CMS ENERGY CORP 0.182 NOV20 0.182 CALL Goldman Sachs International .182% 09/28/2021	09/28/2018	8,811,000	11,146,228	0.08%
CMS ENERGY CORP 0.145 MAR21 0.145 CALL Morgan Stanley .145% 10/04/2021	10/03/2018	8,281,777	8,400,619	0.06%
CMS ENERGY CORP 0.190 MAR21 0.190 CALL Morgan Stanley .190% 10/04/2021	10/03/2018	8,209,344	12,279,306	0.09%
CMS CAP SWAPTION 2.892 JAN29 2.892 CALL Morgan Stanley 2.892% 01/11/2029	1/9/2019	3,563,250	980,420	0.01%
CMS CAP SWAPTION 2.552 JAN29 2.552 Put Morgan Stanley 2.552% 01/11/2029	1/9/2019	(3,563,250)	(7,954,850)	(0.06)%
Call-Strike $0.0000.10; expires 05/22/2020; $100,000,000(Barclays Capital Counterparty) Barclays Bank PLC 05/22/2020	05/22/2017	21,930,000	20,160,600	0.15%
Call-Strike $0.0000.10; expires 07/13/2020; $90,081,096.000 Barclays Bank PLC 07/13/2020	07/13/2017	18,962,071	17,682,199	0.13%

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
Call-Strike $0.0000.10; expires 07/15/2027; $89,879,161.000 Morgan Stanley & Co. International PLC 07/15/2027	07/13/2017	$18,542,071	$15,734,066	0.11%
Dell International LLC Term Loan B, 1M USD LIBOR + 2.000% — 4.042% 9/19/2025	09/23/2019, 06/27/2019, 09/23/2019, 09/27/2019, 10/03/2019, 10/04/2019,	6,052,123	6,042,933	0.04%
FPS LLC	10/17/2018, 12/10/2018, 12/17/2018, 01/28/2019, 02/28/2019, 03/22/2019, 3/26/2019, 04/08/2019, 04/24/2019, 5/03/2019, 05/15/2019, 06/28/2019, 07/27/2019, 10/18/2019	68,455,176	70,217,927	0.51%
GACP II LP	01/12/2018, 02/27/2018, 04/13/2018, 05/17/2018, 06/21/2018, 06/28/2018, 11/27/2018, 02/1/2019, 07/22/2019, 09/30/2019	63,992,238	70,613,412	0.51%
Gray Television, Inc. Term Loan, 1M USD LIBOR + 2.250% — 4.582% 2/7/2024	08/01/2019, 08/02/2019, 08/08/2019, 08/15/2019	21,837,971	21,837,000	0.16%
Gray Television, Inc. Term Loan C — 4.832% 1/2/2026	08/05/2019, 08/08/2019, 09/23/2019	14,233,276	14,250,682	0.10%
Hall of Fame TL, 3M USD LIBOR + 11.000% — 15.080% 5/15/2020	03/20/2018, 07/05/2019	10,305,271	10,305,271	0.07%
Kamsarmax Shipping — 11.00% 12/31/2019	09/08/2015, 11/29/2016, 06/07/2017, 09/08/2017	7,150,540	7,150,540	0.05%
MEC Filo TL 1, 3M USD LIBOR + 9.000% — 11.332% 2/12/2021	06/29/2018	19,202,100	19,202,100	0.14%
McDermott Technology Americas, Inc. / McDermott Technology US, Inc., 1M USD LIBOR + 5.000% — 7.176% 5/9/2025	09/19/2019, 09/23/2019, 09/25/2019, 09/26/2019	33,206,382	32,096,845	0.23%
McDermott Technology Americas, Inc. / McDermott Technology US, Inc., 1M USD LIBOR + 4.250% — 6.350% 5/4/2023	09/27/2019, 09/30/3019	11,910,700	11,544,823	0.08%
McDermott Technology Americas, Inc. / McDermott Technology US, Inc., 1M USD LIBOR + 4.250% — 6.350% 5/4/2023	09/27/2019, 09/30/3019	(11,117,980)	(11,717,478)	(0.08)%
Northern Shipping — 7.80%	12/22/2014	29,560,553	29,560,553	0.21%
Sound Holding FP (Luxembourg	10/07/2013	68,546,025	39,690,152	0.29%

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
U.S. Farming Realty Trust II, L.P.	11/26/2010, 01/31/2011, 03/09/2011, 04/15/2011, 05/10/2011, 06/27/2011, 08/15/2011, 10/17/2011, 10/28/2011, 11/28/2011, 01/03/2012, 01/26/2012, 04/05/2012, 07/13/2012, 12/07/2012, 08/01/2013	$11,095,833	$10,753,822	0.08%
U.S. Farming Realty Trust, L.P.	12/24/2012, 04/29/2013, 06/17/2013, 10/28/2013, 01/14/2014, 04/22/2014, 06/25/2014, 09/09/2014, 10/08/2014, 12/18/2014, 06/18/2015, 06/18/2015, 07/29/2015, 07/29/2015	27,328,409	32,244,959	0.23%
Western Digital Corp. Term Loan B 4, 1M USD LIBOR + 1.750% — 3.862% 4/29/2023	06/18/2019, 06/20/2019, 06/28/2019, 07/09/2019, 07/10/2019, 07/11/2019, 07/15/2019, 08/20/2019, 08/21/2019, 08/28/2019	32,867,978	33,200,031	0.24%
TOTAL RESTRICTED SECURITIES		$557,299,161	$534,336,852	3.87%

See Notes to Financial Statements.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day. If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter (“OTC”) market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the NYSE. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. However, most fixed income securities are generally valued at prices obtained from pricing vendors and brokers. Vendors value such securities based on one or more of the following inputs: transactions, bids, offers quotations from dealers and trading systems, spreads and other relationships observed in the markets among comparable securities, benchmarks, underlying equity of the issuer, and proprietary pricing models such as cash flows, financial or collateral performance and other reference data (includes prepayments, defaults, collateral, credit enhancements, and interest rate volatility). Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of September 30, 2019:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Internet Media	$1,070,451,622	$289,168,832	—	$1,359,620,454
Aircraft & Parts	772,514,469	162,248,024	—	934,762,493
Diversified Banks	659,664,419	127,245,914	—	786,910,333
Semiconductor Devices	672,266,730	—	—	672,266,730
Banks	659,650,191	—	—	659,650,191
Cable & Satellite	603,075,291	—	—	603,075,291
P&C Insurance	542,647,391	—	—	542,647,391
Cement & Aggregates	—	487,548,972	—	487,548,972
Investment Companies	104,559,272	261,341,781	—	365,901,053
Institutional Brokerage	300,557,376	—	—	300,557,376
Electrical Components	268,210,430	—	—	268,210,430
Infrastructure Software	243,682,747	—	—	243,682,747
Midstream - Oil & Gas	226,061,094	—	—	226,061,094
Wealth Management	190,529,212	—	—	190,529,212
Consumer Finance	166,406,828	—	—	166,406,828
Insurance Brokers	165,959,756	—	—	165,959,756
E-Commerce Discretionary	161,685,107	—	—	161,685,107
Mining Services	—	144,118,916	—	144,118,916
Computer Hardware & Storage	141,162,920	—	—	141,162,920
Specialty Chemicals	136,498,246	—	—	136,498,246
Generic Pharmaceuticals	123,866,909	—	—	123,866,909
Containers & Packaging	92,509,695	—	—	92,509,695
Home Improvement	86,523,068	—	—	86,523,068
Medical Equipment	—	84,266,520	—	84,266,520
Application Software	—	77,043,027	—	77,043,027
Food & Drug Stores	—	61,104,870	—	61,104,870
Marine Shipping	—	—	$39,690,152	39,690,152
Integrated Utilities	35,852,200	—	—	35,852,200
Chemicals	27,192,952	—	—	27,192,952
Household Products	21,529,055	—	—	21,529,055
Closed End Fund	92,650,387	—	—	92,650,387
Limited Partnerships	—	—	183,830,120	183,830,120
Preferred Stocks
Automobiles	—	99,773,087	—	99,773,087
Industrials	—	26,613,134	—	26,613,134
Warrants
Mortgage Finance	2,097	—	—	2,097
Convertible Preferred Stock
Mortgage Finance	—	995	—	995
Residential Mortgage-Backed Securities
Non-Agency Collateralized Mortgage Obligation	—	—	19,311	19,311
Asset-Backed Securities
Other	—	—	36,711,093	36,711,093
Corporate Bonds & Notes	—	90,785,111	—	90,785,111
Corporate Bank Debt	—	118,972,314	62,693,290	181,665,604
Municipals	—	440,098,224	—	440,098,224
U.S. Treasuries	—	1,014,675,091	—	1,014,675,091
Short-Term Investments	—	2,420,807,917	—	2,420,807,917
	$7,565,709,464	$5,905,812,729	$322,943,966	$13,794,466,159
Purchased Options (interest rate risk)	—	—	$112,112,211	$112,112,211
Currency Options (currency risk)	—	—	17,738,519	17,738,519
Written Options (interest rate risk)	—	—	(7,954,850)	(7,954,850)
Equity Options (equity risk)	—	—	(1,127,430)	(1,127,430)
Credit Default Swaps (interest rate risk)	—	—	809,806	809,806
	—	—	$121,578,256	$121,578,256
Common Stock Sold Short	$(1,183,724,814)	$(107,613,352)	—	$(1,291,338,166)
Corporate Bonds & Notes Sold Short	—	(90,006,114)	—	(90,006,114)
Corporate Bank Debt Sold Short	—	—	$(11,717,478)	(11,717,478)
	$(1,183,724,814)	$(197,619,466)	$(11,717,478)	$(1,393,061,758)

The following table summarizes the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2019:

Investments	Beginning Value at December 31, 2018	Net Realized and Unrealized Gains (Losses)*	Purchases	(Sales)	Gross Transfers In/(Out)	Ending Value at September 30, 2019	Net Change in Unrealized Appreciation (Depreciation) related to Investments held at September 30, 2019
Common Stocks	$68,837,321	$2,259,144	—	$(31,406,313)	—	$39,690,152	$2,185,406
Limited Partnerships	121,067,254	2,329,583	$82,984,452	(22,551,169)	—	183,830,120	2,329,582
Residential Mortgage-Backed Securities Non-Agency Collateralized Mortgage Obligation	2,090,381	719,482	—	(2,790,552)	—	19,311	(16,362)
Asset-Backed Securities Other	43,029,657	—	—	(6,318,564)	—	36,711,093	—
Corporate Bank Debt	28,770,700	82,502	35,139,171	(1,299,083)	—	62,693,290	516
Purchased Options (interest rate risk)	132,199,787	(23,650,826)	3,563,250	—	—	112,112,211	(23,650,825)
Currency Options (currency risk)	16,920,111	818,408	—	—	—	17,738,519	818,408
Written Options (interest rate risk)	—	(4,391,600)	—	(3,563,250)	—	(7,954,850)	(4,391,600)
Equity Options (equity risk)	—	(2,038,910)	16,731,876	(15,820,396)	—	(1,127,430)	(2,038,910)
Credit Default Swaps (interest rate risk)	—	(148,590)	28,001,133	(27,042,737)	—	809,806	(148,590)
Corporate Bank Debt Sold Short	—	—	(11,717,478)	—	—	(11,717,478)	—
	$412,915,211	$(24,020,807)	$154,702,404	$(110,792,064)	—	$432,804,744	$(24,912,375)

* Net realized and unrealized gains (losses) are included in the related amounts in the statement of operations.

Level 3 Valuation Process: Investments classified within Level 3 of the fair value hierarchy are valued by the Adviser in good faith under procedures adopted by authority of the Fund’s Board of Trustees. The Adviser employs various methods to determine fair valuations including regular review of key inputs and assumptions, and review of related market activity, if any. However, there are generally no observable trade activities in these securities. The Adviser reports to the Board of Trustees at their regularly scheduled quarterly meetings, or more often if warranted. The report includes a summary of the results of the process, the key inputs and assumptions noted, and any changes to the inputs and assumptions used. When appropriate, the Adviser will recommend changes to the procedures and process employed. The value determined for an investment using the fair value procedures may differ significantly from the value realized upon the sale of such investment.

Transfers of investments between different levels of the fair value hierarchy are recorded at fair value as of the end of the reporting period. There were no transfers between Level 1 , Level 2 or Level 3 during the period ended September 30, 2019. The transfers between Level 1 and Level 2 of the fair value hierarchy during the period ended September 30, 2019, were due to changes in valuation of international equity securities from the exchange closing price to the fair value price.

The following table summarizes the quantitative inputs and assumptions used for items categorized as items categorized as Level 3 of the fair value hierarchy as of September 30, 2019:

Financial Assets	Fair Value at September 30, 2019	Valuation Technique(s)	Unobservable Inputs	Price/Range
Asset-Backed Securities - Other	$36,711,093	Most Recent Capitlization (Funding) (c)	Cost	$100.00

Residential Mortgage-Backed - Non-Agency CMO	$19,311	Methods of Comparables/Consensus Pricing (b)	Quotes/Prices	$29.88 - $56.00 $(42.78)
			Discount	0.00% - 1.03% (1.03%)

Corporate Bank Debt	$62,693,290	Most Recent Capitlization (Funding) (c)	Cost	$99.21 - $100.00

Corporate Bank Debt Sold Short	$(11,717,478)	Pricing Model (g)	Quotes/Prices	$38.25

Currency Options (currency risk)	$17,738,519	Third-Party Broker Quote (d)	Quotes/Prices	$0.09

Equity Options (equity risk)	$(1,127,430)	Third-Party Broker Quote (d)	Quotes/Prices	$11.15 - $12.05

Purchased Options (interest rate risk)	$112,112,211	Third-Party Broker Quote (d)	Quotes/Prices	$0.00 - $0.20

Written Options (interest rate risk)	$(7,954,850)	Third-Party Broker Quote (d)	Quotes/Prices	$0.11

Credit Default Swaps (interest rate risk)	$809,806	Third-Party Broker Quote (d)	Quotes/Prices	$102.82 - $103.27

Common Stocks- Long	$39,690,152	NAV adjusted to Fair Value (a)	N/A	$34.63

Limited Partnerships	$140,831,339	NAV as Practical Expedient (f)	N/A	$79.40 - $89.47
	42,998,781	Discounted NAV (e)	Discount	$89.62 - $92.13
	$183,830,120

(a) The NAV provided by the administrator of the LLC is reported at depreciated cost. To adjust to fair value, the Fund obtains independent appraisals of the underlying fixed assets and adjusts the NAV based on the difference between the two values.

(b) The Pricing Model technique for Level 3 securities involves preparing a proprietary broker price opinion (BPO) model using valuation information provided by the loan servicer based on local market resources and sales trends published by the National Association of Realtors, and a broker, and then applying an appropriate discount to that valuation. The discount reflects market conditions such as lack of liquidity of the investment, the costs associated with foreclosure and liquidation, the historical performance of the loan pool and the characteristics of the remaining loans including whether or not the loans are performing.

(c) The significant unobservable inputs used in the fair value measurement of the Fund’s Private Investment shares are based on its most recent funding. If the financial condition of the underlying assets were to deteriorate, or if the market comparables were to fall, the value of this investment could be lower.

(d) The Third Party Broker Quote technique involves obtaining an independent third-party broker quote for the security.

(e) The NAV provided by the general partner has been discounted for the possible impact from various long-term exit strategies under consideration by the general partner.

(f) No adjustments were made to the NAV provided by the administrator of the Limited Partnerships. Adjustments to the NAV would be considered if the practical expedient NAV was not as of Fund’s measurement date; it was probable that the Limited Partnerships would be sold at a value materially different than the reported expedient NAV; or it was determined in accordance with the Fund’s valuation procedures that the Limited Partnerships are not being reported at fair value.

(g) The Pricing Model technique for Level 3 securities involves calculating the difference between the investment’s par value and the current vendor price of the investment. The difference is used to value the current unfunded portion of the investment.

Forward foreign currency contracts: Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Funds’ transactions in forward foreign currency contracts are limited to transaction and portfolio hedging. The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered and could exceed the net unrealized value shown in the tables below. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Forward foreign currency contracts are valued daily at the foreign exchange rates as of the close of the New York Stock Exchange.

NOTE 2 — Federal Income Tax

The cost of investment securities held at September 30, 2019 (excluding short-term investments), was $9,159,764,100 for federal income tax purposes.  Net unrealized appreciation consists of:

Gross unrealized appreciation:	$2,930,152,529
Gross unrealized depreciation:	(716,258,387)
Net unrealized appreciation:	$2,213,894,142